CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 27,396	$ 21,926	$ 12,449
Other comprehensive income/(loss):
foreign currency translation adjustment	196	(779)	568
Comprehensive income	27,592	21,147	13,017
Less: comprehensive income attributable to non-controlling interest	307	298	322
Comprehensive income attributable iKang Healthcare Group, Inc.	$ 27,285	$ 20,849	$ 12,695